UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2011

The following N-Q/A relates only to Dreyfus Structured Midcap Fund and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--15.0%
Aaron's	22,800	599,184
American Greetings, Cl. A	14,700a	249,753
ANN	8,700b	204,102
Bob Evans Farms	23,500a	786,780
Brinker International	34,300	825,944
Cheesecake Factory	19,900a,b	564,364
Dillard's, Cl. A	4,900	230,300
ITT Educational Services	11,000a,b	604,560
Meredith	18,800a	545,200
O'Reilly Automotive	8,100b	625,644
Penn National Gaming	7,500b	278,325
PetSmart	15,600	752,700
RadioShack	19,200a	220,416
Scholastic	15,100a	408,757
Sotheby's	12,500	392,625
TRW Automotive Holdings	4,200b	137,172
Tupperware Brands	5,700	332,082
Warnaco Group	1,200b	60,828
Weight Watchers International	7,000	411,390
Williams-Sonoma	11,000	415,470
Wynn Resorts	900	108,504
		8,754,100
Consumer Staples--5.4%
Church & Dwight	26,700	1,181,475
Coca-Cola Enterprises	28,400	741,808
Constellation Brands, Cl. A	36,500b	710,655
Smithfield Foods	20,100b	492,249
Tootsie Roll Industries	900	21,699
		3,147,886
Energy--5.5%
Helix Energy Solutions Group	16,800b	298,032
HollyFrontier	14,500	337,125
Oceaneering International	5,600	266,336

Plains Exploration & Production	19,200b	683,136
Superior Energy Services	19,800a,b	588,258
Tesoro	14,900b	355,961
Valero Energy	29,300	652,511
		3,181,359
Financial--16.9%
American Financial Group	20,550	739,800
Cathay General Bancorp	34,800	482,676
Comerica	5,500	138,710
Discover Financial Services	10,100	240,582
Equity One	2,600c	43,446
Highwoods Properties	8,000c	230,720
Hospitality Properties Trust	26,800c	590,404
Huntington Bancshares	15,100	79,275
KeyCorp	91,900	669,951
Liberty Property Trust	11,400c	339,834
Lincoln National	7,400	149,332
Macerich	2,598c	130,160
Mack-Cali Realty	29,800c	759,304
Protective Life	14,800	328,412
Rayonier	24,700c	1,003,808
Reinsurance Group of America	10,200	525,300
SEI Investments	41,000	688,800
SL Green Realty	8,800c	579,392
StanCorp Financial Group	14,100	497,166
SVB Financial Group	4,000b	188,160
Waddell & Reed Financial, Cl. A	20,500	557,190
Webster Financial	43,200	851,040
Weingarten Realty Investors	1,300c	26,897
		9,840,359
Health Care--11.3%
Agilent Technologies	15,200b	570,000
AMERIGROUP	3,800b	217,246
Charles River Laboratories
International	12,100b	343,035
Covance	17,100b	785,061
Health Net	10,400b	323,856
Hill-Rom Holdings	20,900	660,440
Humana	5,400	478,872
IDEXX Laboratories	8,700a,b	654,153

LifePoint Hospitals	4,900b	192,227
Myriad Genetics	4,400b	93,500
Resmed	20,500b	534,025
Techne	11,800	796,382
Thoratec	12,900b	392,418
United Therapeutics	13,900b	568,649
		6,609,864
Industrial--14.1%
AGCO	8,700b	398,025
Alaska Air Group	15,000b	1,041,300
Alliant Techsystems	5,500	323,620
Copart	4,877b	219,124
Corrections Corp. of America	19,800b	415,800
Donaldson	3,900	266,565
Dun & Bradstreet	1,900	132,753
Gardner Denver	11,900	1,020,068
KBR	8,800	254,320
Kennametal	23,800	907,018
Korn/Ferry International	5,100b	85,833
Nordson	16,800a	790,608
Pitney Bowes	35,000a	652,050
Timken	16,800	705,768
URS	19,400b	701,116
WABCO Holdings	6,400b	300,864
		8,214,832
Information Technology--16.8%
ACI Worldwide	16,500a,b	496,320
Arrow Electronics	16,900b	617,864
BMC Software	7,300b	260,318
CA	36,000	763,200
Cadence Design Systems	22,900b	250,526
Dolby Laboratories, Cl. A	8,000b	263,360
DST Systems	16,715	794,464
FactSet Research Systems	6,900	643,287
Fair Isaac	24,400	887,428
Fairchild Semiconductor
International	25,300b	327,635
IAC/InterActiveCorp	16,200a	678,456
Integrated Device Technology	28,300a,b	164,140
Lender Processing Services	9,800	185,808

LSI	49,000b	275,380
Plantronics	23,700a	816,702
QLogic	40,000b	596,800
Synopsys	25,900b	724,423
Tech Data	13,000b	639,990
Vishay Intertechnology	42,700b	422,303
		9,808,404
Materials--6.3%
Cabot	8,600	285,348
CF Industries Holdings	1,200	167,760
Domtar	10,800	848,124
Eastman Chemical	3,900	154,518
Minerals Technologies	14,700	852,600
NewMarket	4,100a	811,349
Sealed Air	20,800	366,496
Steel Dynamics	14,400	189,792
		3,675,987
Telecommunication Services--1.3%
Telephone & Data Systems	27,500a	742,225
Utilities--6.6%
Cleco	16,300	589,082
Great Plains Energy	47,200	993,088
Hawaiian Electric Industries	36,400a	943,124
NV Energy	14,600	223,964
Questar	52,600	1,015,180
Wisconsin Energy	2,800	92,904
		3,857,342
Total Common Stocks
(cost $58,243,257)		57,832,358

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $389,297)	389,296a	389,296
Investment of Cash Collateral for
Securities Loaned--10.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $6,207,293)	6,207,293[d]	6,207,293

Total Investments (cost $64,839,847)	110.5%	64,428,947
Liabilities, Less Cash and Receivables	(10.5%)	(6,132,292)
Net Assets	100.0%	58,296,655

a	Security, or portion thereof, on loan. At November 30, 2011, the value of the fund's securities on loan was $6,397,647 and value of the collateral held by the fund was $6,207,293.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2011, the aggregate cost of investment securities for income tax purposes was $64,839,847.Net unrealized depreciation on investments was $410,900 of which $4,494,011 related to appreciated investment securities and $4,904,911 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	16.9
Information Technology	16.8
Consumer Discretionary	15.0
Industrial	14.1
Money Market Investments	11.3
Health Care	11.3
Utilities	6.6
Materials	6.3
Energy	5.5
Consumer Staples	5.4
Telecommunication Services	1.3
110.5
† Based on net assets.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	57,832,357	-	-	57,832,357
Mutual Funds	6,596,589	-	-	6,596,589
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 30, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	January 30, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)